RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 28, 2012
Related Party Transaction [Line Items]
Sales		$ 11,894,944	$ 19,150,112	$ 13,471,866
Related party balances:
Amounts due from related parties		284,633	9,986,968
Amounts due to related parties		46,396,527	89,698,151
Change in amount due from related parties		(5,481,362)	$ (2,193,604)	$ 6,853,965
Disposition of Subsidiary [Member]
Related Party Transaction [Line Items]
Other transactions		6,458
Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases		3,863,858	$ 7,201,424	$ 157,742
Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases		32,755
Rental Expenses [Member]
Related Party Transaction [Line Items]
Expense		1,050,661	$ 1,071,287
Cash Proceeds from Transactions [Member]
Related Party Transaction [Line Items]
Other transactions		245,957,818	275,134,122	$ 136,084,140
Cash Payments for Transactions [Member]
Related Party Transaction [Line Items]
Other transactions		$ 276,575,346	275,088,560	69,386,568
Daqo Group [Member]
Related party balances:
Amounts due from related parties			5,110,085
Amounts due to related parties		$ 33,758	1,339,128
Daqo Group [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		15,043,550	10,821,462	813,105
Daqo Group [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		$ 20,217,257	8,115,813	$ 813,105
Daqo Group [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases			486,948
Zhengjiang Daqo Solar Co. Ltd [Member]
Related Party Transaction [Line Items]
Sales		$ 11,111,239	9,554,320	$ 13,471,866
Related party balances:
Amounts due from related parties		$ 229,989	4,551,846
Zhengjiang Daqo Solar Co. Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Daqo Solar Co Ltd [Member]
Related Party Transaction [Line Items]
Sales		$ 783,705	9,595,680
Related party balances:
Amounts due to related parties		$ 37,390,575	54,275,617
Daqo Solar Co Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Daqo Solar Co Ltd [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		$ 127,060,826	157,241,390	$ 76,881,392
Daqo Solar Co Ltd [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		151,990,672	166,231,092	28,379,678
Daqo Xinjiang Investment Co., Ltd. [Member]
Related party balances:
Amounts due to related parties		$ 3,146,054	23,104,709
Daqo Xinjiang Investment Co., Ltd. [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Daqo Xinjiang Investment Co., Ltd. [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		$ 72,946,700	98,367,234	58,389,643
Daqo Xinjiang Investment Co., Ltd. [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		73,252,506	93,219,846	$ 40,193,785
Daqo New Material [Member]
Related party balances:
Amounts due to related parties		$ 5,563,165	4,950,746
Daqo New Material [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Daqo New Material [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		$ 11,082,241	7,729,501
Daqo New Material [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		11,285,114	4,600,117
Daqo New Material [Member] | Rental Expenses [Member]
Related Party Transaction [Line Items]
Other transactions		$ 1,050,661	1,071,287
Chongqing Daqo Tailai [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Related party balances:
Amounts due to related parties		$ 144,102	$ 1,755,326
Chongqing Daqo Tailai [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		6,367,640
Chongqing Daqo Tailai [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		6,367,640
Chongqing Daqo Tailai [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases		375,528	$ 2,724,790
Chongqing Daqo Tailai [Member] | Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases		9,938
Chongqing Daqo Tailai [Member] | Income (Loss) from Disposal of Fixed Assets [Member]
Related Party Transaction [Line Items]
Other transactions		$ 6,458
Daqo Transformer [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Related party balances:
Amounts due to related parties			$ 1,595,659
Daqo Transformer [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases		$ 448,184
Jiangsu Daqo [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Related party balances:
Amounts due to related parties			1,200,018
Jiangsu Daqo [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases		$ 11,423
Nanjing Daqo Electric [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Related party balances:
Amounts due to related parties			742,747
Nanjing Daqo Electric [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases		$ 93,795
Zhenjiang Klockner-Moeller Electrical Systems Co., Ltd [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Related party balances:
Amounts due to related parties		$ 107,771
Zhenjiang Klockner-Moeller Electrical Systems Co., Ltd [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases		$ 2,005,617
Nanjing Daqo [Member]
Related Party Transaction [Line Items]
Sales			112
Nanjing Daqo [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%			100.00%
Nanjing Daqo [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		$ 13,456,861	973,898
Nanjing Daqo [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		13,456,861	2,921,693
Other Subsidiaries of Daqo Group [Member]
Related party balances:
Amounts due from related parties		54,644	325,037
Amounts due to related parties	[1]	$ 118,873	734,201
Other Subsidiaries of Daqo Group [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions			$ 636
Other Subsidiaries of Daqo Group [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		$ 5,296
Other Subsidiaries of Daqo Group [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	[2]	3,488,330	$ 3,989,686	$ 157,742
Other Subsidiaries of Daqo Group [Member] | Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases		$ 22,817
Nanjing Intelligent Apparatus Co., Ltd [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Nanjing Intelligent Apparatus Co., Ltd [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases		$ 445,547
Nanjing Intelligent Software Co., Ltd. [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Daqo Investment Co., Ltd [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Shanghai Sailfar Electric Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Related party balances:
Amounts due to related parties		$ 11,102
Jiangsu Daquan High Voltage Switchgear Co Ltd [Member]
Related Party Transaction [Line Items]
Equity interest held		75.00%
Jiangsu Daquan High Voltage Switchgear Co Ltd [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases		$ 483,764
Jiangsu Daqo Kai-fan Electric Co Ltd [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Zhenjiang Electric Equipment Co Ltd [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%

[1]	The remaining balance of amounts due to related parties of $118,873 as of December 31, 2015 was comprised of Zhenjiang Moeller and Daqo Sailfar in the amount of $107,771 and $11,102, respectively.
[2]	The purchase of fixed assets of $3,488,330 was comprised of Nanjing Daqo Electric, Nanjing Daqo Transformer, Zhenjiang Moeller, Jiangsu Daqo, Jiangsu Daqo High Voltage Switchgear, Intelligent Apparatus in the amount of $93,795, $448,184, $2,005,617, $11,423, $483,764, $445,547 respectively.